Debt - Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Total debt, gross	$ 687.6	$ 700.6
Deferred finance charges	(10.1)	(11.4)
Total debt, net of deferred finance charges	677.5	689.2
Less: Current portion of long-term debt, net of deferred finance charges	(24.1)	(23.6)
Long-term debt	653.4	665.6
Sale and Leaseback Facility | Vessel financing (Mount Norefjell)
Debt Instrument [Line Items]
Total debt, gross	55.2	56.2
Sale and Leaseback Facility | Vessel financing (Mount Ita)
Debt Instrument [Line Items]
Total debt, gross	55.2	56.2
Sale and Leaseback Facility | Vessel financing (Mount Etna)
Debt Instrument [Line Items]
Total debt, gross	55.6	56.8
Sale and Leaseback Facility | Vessel financing (Mount Blanc)
Debt Instrument [Line Items]
Total debt, gross	55.5	56.7
Sale and Leaseback Facility | Vessel financing (Mount Matterhorn)
Debt Instrument [Line Items]
Total debt, gross	57.2	58.3
Sale and Leaseback Facility | Vessel financing (Mount Neblina)
Debt Instrument [Line Items]
Total debt, gross	57.3	58.3
Sale and Leaseback Facility | Vessel financing (Mount Hua)
Debt Instrument [Line Items]
Total debt, gross	58.4	59.5
Sale and Leaseback Facility | Vessel financing (Mount Bandeira)
Debt Instrument [Line Items]
Total debt, gross	58.4	59.5
Sale and Leaseback Facility | Vessel financing (Mount Elbrus)
Debt Instrument [Line Items]
Total debt, gross	58.2	59.3
Sale and Leaseback Facility | Vessel financing (Mount Denali)
Debt Instrument [Line Items]
Total debt, gross	58.8	59.8
Sale and Leaseback Facility | Vessel financing (Mount Aconcagua)
Debt Instrument [Line Items]
Total debt, gross	58.9	60.0
Sale and Leaseback Facility | Vessel financing (Mount Emai)
Debt Instrument [Line Items]
Total debt, gross	$ 58.9	$ 60.0